FAIR VALUE MEASUREMENT (Tables)	3 Months Ended
Jan. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE ON FINANCIAL LIABILITIES

As of January 31, 2023, the estimated fair values of the Company’s financial liabilities are presented in the following table:

January 31, 2023
2023 Series Convertible Notes Payable - Stock Settled - Derivative/Warrant Liability	$73,162
Total	$73,162

SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON RECURRING BASIS

The following table presents a roll-forward of the fair value of the derivative liabilities associated with the Company’s 2023 Series Convertible Notes Payable - Stock Settled - Derivative/Warrant Liability, categorized as Level 3:

	Three Months Ended January 31, 2023	Year Ended October 31, 2022
Beginning Balance	$-	$-
Additions	73,213	-
Total (gains) or losses (realized/unrealized)	(51)	-
Included in operations	-	-
Ending Balance	$73,162	$-

SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON WARRANTS GRANTED

The fair value of the warrants granted in connection with the 2023 Series Convertible Notes Payable -Stock Settled during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	January 31, 2023	October 31, 2022
Risk-free interest rate	3.63%-3.72%	-
Dividend yield	0.00	-
Volatility factor	199.89%-200.29%	-
Weighted average expected life	2.5	-